Leases - Maturities of Operating Lease Liabilities (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Leases [Abstract]
Remainder of 2022	$ 9,797
2023	8,352
2024	6,039
2025	4,959
2026	3,644
Thereafter	7,051
Total lease payments	39,842
Less: Interest	(5,245)
Total lease liabilities	$ 34,597